Organization and Business Description	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Organization and Business Description

Note 1 – Organization and Business Description

The accompanying notes to the consolidated financial statements apply to Crestwood Equity Partners LP and Crestwood Midstream Partners LP, unless otherwise indicated. References in this report to “we,” “us,” “our,” “ours,” “our company,” the “partnership,” the “Company,” “Crestwood Equity,” “CEQP,” and similar terms refer to either Crestwood Equity Partners LP itself or Crestwood Equity Partners and its consolidated subsidiaries, as the context requires. Unless otherwise indicated, references to “Crestwood Midstream” and “CMLP” refer to Crestwood Midstream Partners LP and its consolidated subsidiaries.

The accompanying consolidated financial statements and related notes should be read in conjunction with our 2015 Annual Report on Form 10-K filed with the Securities and Exchange Commission (SEC) on February 29, 2016. The financial information as of March 31, 2016, and for the three months ended March 31, 2016 and 2015, is unaudited. The consolidated balance sheets as of December 31, 2015, were derived from the audited balance sheets filed in our 2015 Annual Report on Form 10-K.

Organization

Crestwood Equity is a publicly-traded (NYSE: CEQP) Delaware limited partnership that develops, acquires, owns or controls, and operates primarily fee-based assets and operations within the energy midstream sector. We provide broad-ranging infrastructure solutions across the value chain to service premier liquids-rich natural gas and crude oil shale plays across the United States. We own and operate a diversified portfolio of crude oil and natural gas gathering, processing, storage and transportation assets and connect fundamental energy supply with energy demand across North America. Crestwood Equity is a holding company and all of its consolidated operating assets are owned by or through its wholly-owned subsidiary, Crestwood Midstream, a Delaware limited partnership.

Description of Business

In conjunction with the Simplification Merger (as defined in Note 2), we modified our segments and our financial statements to reflect three operating and reporting segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations (formerly NGL and crude services operations). Consequently, the results of our Arrow operations are now reflected in our gathering and processing operations for all periods presented and our COLT and Powder River Basin Industrial Complex, LLC (PRBIC) operations are now reflected in our storage and transportation operations for all periods presented. These respective operations were previously included in our NGL and crude services operations. For a further description of our operating and reporting segments, see our 2015 Annual Report on Form 10-K.

Note 1— Organization and Description of Business

The accompanying notes to the consolidated financial statements apply to Crestwood Equity Partners LP (the Company, Crestwood Equity or CEQP) and Crestwood Midstream Partners LP (Crestwood Midstream or CMLP) unless otherwise indicated.

Organization

Crestwood Equity Partners LP. CEQP is a publicly-traded (NYSE: CEQP) Delaware limited partnership formed in March 2001. Crestwood Equity GP LLC, which is indirectly owned by Crestwood Holdings LLC (Crestwood Holdings), owns our non-economic general partnership interest. Crestwood Holdings, which is substantially owned and controlled by First Reserve Management, L.P. (First Reserve), also owns approximately 21% of Crestwood Equity’s limited partner units and 438,789 of its subordinated units.

Crestwood Midstream Partners LP. Crestwood Equity owns a 99.9% limited partnership interest in Crestwood Midstream and Crestwood Gas Services GP LLC (CGS GP), a wholly-owned subsidiary of Crestwood Equity, owns a 0.1% limited partnership interest in Crestwood Midstream. Crestwood Midstream GP LLC, a wholly-owned subsidiary of Crestwood Equity, owns the non-economic general partnership interest of Crestwood Midstream.

Crestwood Merger (2013). In May 2013, Crestwood Holdings and the former owners of Crestwood Equity’s general partner entered into a series of transactions that would effectively consolidate and combine the operations of Legacy Crestwood and Legacy Inergy (both as defined below). The parties first completed a series of “upstairs” transactions in June 2013 that resulted in Crestwood Holdings’ acquisition of control of Crestwood Equity. The “downstairs” portion of the strategic business combination was completed in October 2013 when publicly-traded Legacy Crestwood merged with and into publicly-traded Inergy Midstream (the Crestwood Merger) and Inergy Midstream immediately thereafter changed its name to Crestwood Midstream Partners LP. Additionally, Legacy Crestwood unitholders (other than Crestwood Holdings) received a one-time $34.9 million cash payment at the closing of the merger in October 2013, or $1.03 per unit, $24.9 million of which was paid by Inergy Midstream and $10 million of which was paid by Crestwood Holdings.

Following the closing of the Crestwood Merger on October 7, 2013, Crestwood Holdings exchanged 7,100,000 common units of Crestwood Midstream for 14,300,000 of CEQP common units pursuant to an option granted to Crestwood Holdings when it acquired CEQP’s general partner.

Simplification Merger (2015). In May 2015, CEQP, Crestwood Midstream and certain of their affiliates entered into a definitive agreement under which Crestwood Midstream would merge with a wholly-owned subsidiary of CEQP, with Crestwood Midstream surviving as a wholly-owned subsidiary of CEQP (the Simplification Merger). On September 30, 2015, the Simplification Merger was completed immediately following the affirmative approval of the merger by Crestwood Midstream’s unaffiliated unitholders and Crestwood Midstream completed the merger on that date. As part of the merger consideration, Crestwood Midstream’s common and preferred unitholders (other than CEQP and its subsidiaries) received 2.75 common or preferred units of CEQP for each common or preferred unit of Crestwood Midstream held upon the completion of the merger.

Prior to the Simplification Merger, CEQP indirectly owned a non-economic general partnership interest in CMLP and 100% of its incentive distribution rights (IDRs), which entitled CEQP to receive 50% of all distributions paid by Crestwood Midstream in excess of its initial quarterly distribution of $0.37 per common unit. Crestwood Midstream’s common units were also listed on the New York Stock Exchange (NYSE) under the listing symbol “CMLP.” Upon becoming a wholly-owned subsidiary of CEQP as a result of the Simplification Merger, Crestwood Midstream’s IDRs were eliminated and its common units ceased to be listed on the NYSE.

The diagram below reflects a simplified version of our ownership structure as of December 31, 2015:

During the fourth quarter of 2015, Crestwood Holdings acquired 3,458,912 CEQP units from the public in a series of purchases. In January 2016, Crestwood Holdings acquired an additional 1,525,430 units from the public.

Unless otherwise indicated, references in this report to “we,” “us,” “our,” “ours,” “our company,” the “partnership,” the “Company,” “Crestwood Equity,” and similar terms refer to either Crestwood Equity Partners LP itself or Crestwood Equity Partners LP and its consolidated subsidiaries, as the context requires. Unless otherwise indicated, references to (i) the Crestwood Merger refers to the October 7, 2013 merger of the Company’s wholly-owned subsidiary with and into Legacy Crestwood, with Inergy Midstream continuing as the surviving legal entity; (ii) Legacy Inergy refers to either Inergy, L.P. itself or Inergy, L.P. and its consolidated subsidiaries prior to the Crestwood Merger, (iii) Inergy Midstream and NRGM refer to either Inergy Midstream, L.P. itself or Inergy Midstream, L.P. and its consolidated subsidiaries prior to the Crestwood Merger, (iv) Legacy Crestwood and Legacy CMLP refer to either Crestwood Midstream Partners LP itself or Crestwood Midstream Partners LP and its consolidated subsidiaries prior to the Crestwood Merger, and (v) Crestwood Midstream and CMLP refers to Crestwood Midstream Partners LP and its consolidated subsidiaries following the Crestwood Merger. See Note 3 for additional information on the Crestwood Merger.

Description of Business

Prior to the Simplification Merger, except for the assets comprising our proprietary NGL marketing business, all of our operating assets were owned by or through Crestwood Midstream. Crestwood Operations LLC (Crestwood Operations), a wholly-owned subsidiary of CEQP, owned and operated the assets comprising our proprietary NGL marketing business, consisting mainly of our West Coast NGL assets, our Seymour NGL storage facility, and our NGL transportation terminals and fleet. In connection with the closing of the Simplification Merger on September 30, 2015, CEQP contributed 100% of its interest in Crestwood Operations to Crestwood Midstream. As a result of this equity contribution, and as of December 31, 2015, substantially all of the Company’s consolidated assets are owned by or through Crestwood Midstream.

In conjunction with the Simplification Merger described above, we modified our segments and our financial statements now reflect three operating and reporting segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations (formerly NGL and crude services operations). Consequently, the results of our Arrow operations are now reflected in our gathering and processing operations for all periods presented and our COLT operations and Powder River Basin Industrial Complex, LLC (PRBIC) investment are now reflected in our storage and transportation operations for all periods presented. These respective operations were previously included in our NGL and crude services operations. Below is a description of our operating and reporting segments.

•	Gathering and Processing: our gathering and processing (G&P) operations provide gathering and transportation services (natural gas, crude oil and produced water) and processing, treating and compression services (natural gas) to producers in unconventional shale plays and tight-gas plays in Arkansas, Louisiana, New Mexico, North Dakota, Texas, West Virginia, and Wyoming. This segment primarily includes (i) our crude oil, gas and produced water gathering systems in the Bakken Shale play; (ii) our rich gas gathering systems and processing plants in the Bakken, Barnett, Marcellus, Delaware Permian and Powder River Basin (PRB) Niobrara Shale plays; and (iii) our dry gas gathering systems in the Barnett, Fayetteville, and Haynesville Shale plays.

•	Storage and Transportation: our storage and transportation (S&T) operations provide natural gas and crude oil storage and transportation services to producers, utilities and other customers. This segment primarily includes (i) our natural gas storage facilities (Stagecoach, Thomas Corners, Steuben, Seneca Lake and Tres Palacios, our equity investment); (ii) our regulated natural gas transportation facilities (the North-South Facilities, the MARC I Pipeline and the East Pipeline) in New York and Pennsylvania; and (iii) our crude oil rail loading facilities (the COLT Hub located in North Dakota and PRBIC, our equity investment located in Wyoming).

•	Marketing, Supply and Logistics: our marketing, supply and logistics (MS&L) operations provide NGL and crude oil storage, marketing and transportation services to producers, refiners, marketers and other customers. This segment primarily includes (i) our fleet of rail and rolling stock, which includes our rail-to-truck NGL terminals located in Florida, New Jersey, New York and Rhode Island, and our truck maintenance facilities located in Indiana, Mississippi, Newy Jersey and Ohio; (ii) our West Coast processing and fractionation operations located near Bakersfield, California; (iii) our NGL storage facilities in Bath, New York and Seymour, Indiana; (iv) our crude oil and produced water transportation assets; and (v) our solution-mining and salt production company (US Salt).